Expense Example - LVIP Loomis Sayles Global Growth Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	79	246	428	954	114	356	617	1,363